Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company
2
5
.    CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
The following is the condensed financial information of the Company on a parent company only basis.
Condensed balance sheets

	As of December 31,
	2018	2019
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	870,524,651	1,182,416	169,843
Short-term amounts due from related parties	1,076,006,991	1,474,327,047	211,773,830
Other current assets	2,370,382	—	—
Total Current assets	1,948,902,024	1,475,509,463	211,943,673
Non-current assets
Investments in subsidiaries, VIE and VIE’s subsidiaries	3,302,870,133	4,002,882,982	574,978,164
Total non-current assets	3,302,870,133	4,002,882,982	574,978,164
Total assets	5,251,772,157	5,478,392,445	786,921,837
LIABILITIES
Current liabilities
Other current liabilities	—	542,906	77,984
Total current liabilities	—	542,906	77,984
Total liabilities	—	542,906	77,984
Shareholders’ equity
Class A Ordinary shares (par value of US$0.0001 per share; 420,674,280 shares authorized as of December 31, 2018 and 2019, respectively; 223,484,172 shares issued and outstanding as of December 31, 2018; 225,831,214 shares issued and 224,968,102 shares outstanding as of December 31, 2019 )	151,482	153,044	21,983
Class B Ordinary shares (par value of US$0.0001 per share; 79,325,720 shares authorized as of December 31, 2018 and 2019, respectively; 79,325,720 shares issued and outstanding as of December 31, 2018 ; 76,978,677 share s issued and outstanding as of December 31, 2019)	52,778	51,216	7,357
Treasury shares	—	(20,638,881)	(2,964,590)
Additional paid-in capital	4,444,078,463	4,526,344,454	650,168,700
Accumulated other comprehensive income	109,452,996	119,430,738	17,155,152
Retained earnings	698,036,438	852,508,968	122,455,251

Total shareholders’ equity	5,251,772,157	5,477,849,539	786,843,853

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	5,251,772,157	5,478,392,445	786,921,837

Condensed statements of comprehensive income

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
General and administrative	—	(6,896,907)	(10,164,242)	(1,460,002)
Interest Income	—	12,949,945	4,831,112	693,946
Foreign exchange (loss )	—	—	(26,334)	(3,783)
Income from equity method investments	341,009,811	296,639,027	396,273,356	56,921,107

Net income before income taxes	341,009,811	302,692,065	390,913,892	56,151,268

Income tax expense	—	—	—	—
Net income	341,009,811	302,692,065	390,913,892	56,151,268

Other comprehensive (loss) income, net of tax	(398,698)	109,851,694	9,977,742	1,433,213

Total comprehensive income, net of tax	340,611,113	412,543,759	400,891,634	57,584,481

Condensed statements of cash flows

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net income	341,009,811	302,692,065	390,913,892	56,151,268
Share of profit in subsidiaries, VIE and VIE’s subsidiaries	(341,009,811)	(296,639,027)	(396,273,356)	(56,921,107)

Changes in operating assets and liabilities:
Net cash provided by (used in) operating activities	—	3,682,656	(2,989,082)	(425,081)
Net cash used in investing activities	—	(2,818,225,871)	(604,084,150)	(86,775,533)
Net cash provided by (used in) financing activities	—	3,576,481,519	(274,666,096)	(39,453,316)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	—	108,586,347	12,397,093	1,780,731
Net increase (decrease) in cash and cash equivalents and restricted cash	—	870,524,651	(869,342,235)	(124,873,199)

Cash and cash equivalents and restricted cash at beginning of the year	—	—	870,524,651	125,043,042

Cash and cash equivalents and restricted cash at end of the year	—	870,524,651	1,182,416	169,843

Basis of presentation
Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIE.
The parent company records its investment in its subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323
Investments-Equity Method and Joint Ventures
(“ASC 323”). Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIE’s and their respective profit or loss as “Equity in profits of subsidiaries and VIE’s on the condensed statements of comprehensive income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiary and VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.
The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.